UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment			[]	Amendment Number:
This Amendment (Check only one.):	[] 	is a restatement
					[] 	adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:			PalmerDodge Advisors LLC
Address: 		111 Huntington Avenue
			18th Floor
			Boston, MA 02199

Form 13F File Number:	28-12431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Diostenes R. Medina
Title:	Chief Compliance Officer
Phone:	617-239-0790
Signature,			Place,				and Date of Signing:
Diostenes R. Medina		Boston, MA			February 6, 2012
Report Type (Check on Box):
                              [X]	13F HOLDINGS REPORT
                              []	13F NOTICE
			      []	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:	NONE
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FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		66
Form 13F Information Table Value Total:		96214
List of Other Included Managers:		NONE


NAME OF ISSUER		   TITLE OF CLASS	CUSIP	 	VALUE 	SHARES/	SH/	PUT/	INVSTMT	  OTHER	   VOTING AUTHORITY
			 				       (x$1000) PRN AMT	PRN	CALL	DSCRETN	 MANAGERS  SOLE	SHAREDNONE
3M Co                            COM		88579Y101	1424	17425 	SH 		SOLE		   17425
Abbott Laboratories              COM		002824100	3250	57801 	SH 		SOLE		   57801
Air Products & Chemicals Inc     COM		009158106	2465	28930 	SH 		SOLE		   28930
Amgen Inc.                       COM		031162100	201	3135 	SH 		SOLE		   3135
Anadarko Petroleum Corp          COM		032511107	164	2148 	SH 		SOLE		   2148
Apache Corp                      COM		037411105	2670	29476 	SH 		SOLE		   29476
Apple Computer Inc               COM		037833100	1438	3551 	SH		SOLE		   3551
Applied Materials Inc            COM		038222105	1525	142350 	SH 		SOLE		   142350
AT&T Inc.                        COM		00206R102	150	4955 	SH 		SOLE		   4955
Automatic Data Processing Inc    COM		053015103	2445	45266 	SH 		SOLE		   45266
Baker Hughes Inc                 COM		057224107	641	13184 	SH 		SOLE		   13184
Baxter International             COM		071813109	1603	32390 	SH 		SOLE		   32390
Biogen Idec Inc                  COM		09062X103	165	1500 	SH 		SOLE		   1500
BlackRock Inc                    COM		09247X101	1692	9495 	SH 		SOLE		   9495
Boeing Co                        COM		097023105	129	1760 	SH 		SOLE		   1760
Bunge Ltd                        COM		G16962105	229	4000 	SH 		SOLE		   4000
Chevrontexaco Corp		 COM            166764100       157     1472    SH              SOLE               1472
Church & Dwight Co Inc           COM		171340102	2890	63145 	SH 		SOLE		   63145
Cia De Bebidas Prf Adr     SPONS ADR PFD	20441W203	159	4400 	SH		SOLE		   4400
Cisco Systems                    COM		17275R102	145	8011 	SH 		SOLE		   8011
CLARCOR Inc                      COM		179895107	1997	39950 	SH 		SOLE		   39950
Coca Cola                        COM		191216100	126	1805 	SH 	 	SOLE		   1805
Disney Walt Co               COM DISNEY		254687106	313	8339 	SH 		SOLE		   8339
Dominion Res Inc                 COM		25746U109	1333	25106 	SH 		SOLE		   25106
Du Pont E I De Nemours & Co      COM		263534109	898	19625 	SH 		SOLE		   19625
Duke Energy Corp.                COM		26441C105	754	34251 	SH 		SOLE		   34251
Emerson Electric Co              COM		291011104	1729	37106 	SH 		SOLE		   37106
Exxon Mobil Corporation          COM		30231G102	3280	38695 	SH 		SOLE		   38695
Fiserv Inc                       COM		337738108	3150	53620 	SH 		SOLE		   53620
General Electric                 COM		369604103	819	45738 	SH 		SOLE		   45738
Hewlett-Packard Company          COM		428236103	327	12677 	SH 		SOLE		   12677
Huntington Ingalls Inds          COM		446413106	114	3638 	SH		SOLE		   3638
Intel Corp                       COM		458140100	2614	107805 	SH 		SOLE		   107805
International Business Machine   COM		459200101	773	4205 	SH 		SOLE		   4205
iShares GS Investo     IBOXX INV CPBD  		464287242	1347	11840 	SH 		SOLE		   11840
iShares MSCI EAFE      MSCI EAFE INDEX		464287465	3953	79813 	SH 		SOLE		   79813
Johnson & Johnson                COM		478160104	3072	46841 	SH 		SOLE		   46841
JP Morgan Chase & Co             COM		46625H100	616	18513 	SH 		SOLE		   18513
Medtronic Inc                    COM		585055106	2175	56872 	SH 		SOLE		   56872
Merck & Co Inc                   COM		58933Y105	145	3842 	SH 		SOLE		   3842
Microsoft Corp                   COM		594918104	1944	74883 	SH 		SOLE		   74883
Northrop Grumman Corp            COM		666807102	1585	27100 	SH 		SOLE		   27100
Pepsico                          COM		713448108	5590	84257 	SH 		SOLE		   84257
Pfizer                           COM		717081103	157	7264 	SH		SOLE		   7264
Procter & Gamble Co              COM		742718109	3391	50835 	SH 		SOLE		   50835
Qualcomm Inc                     COM		747525103	3436	62812 	SH 		SOLE		   62812
Reliance Steel & Aluminum        COM		759509102	1534	31500 	SH 		SOLE		   31500
Royal Dutch Shell B Adrf     SPON ADR B		780259107	974	12810 	SH		SOLE		   12810
S&P 500 Depository Receipts    TR UNIT		78462F103	6029	48040 	SH 		SOLE		   48040
S&P MidCap SPDRs             UNIT SER 1		78467Y107	147	919 	SH 		SOLE		   919
Schlumberger Ltd                 COM		806857108	250	3658 	SH 		SOLE		   3658
State Street                     COM		857477103	1799	44641 	SH 		SOLE		   44641
Statoil ASA ADR           SPONSORED ADR		85771P102	1910	74582 	SH 		SOLE		   74582
Stryker Corp                     COM		863667101	1861	37440 	SH 		SOLE		   37440
Sysco Corporation                COM		871829107	389	13265 	SH 		SOLE		   13265
Target Corporation               COM		87612E106	509	9933 	SH 		SOLE		   9933
Teva Pharm Inds Ltd Adrf         ADR		881624209	1343	33269 	SH 		SOLE		   33269
Thermo Fisher Scientific         COM            883556102       981     21820   SH              SOLE               21820
Time Warner Inc                COM NEW		887317303	199	5503 	SH 		SOLE		   5503
Toronto Dominion Bank New      COM NEW		891160509	2069	27660 	SH 		SOLE		   27660
U S Bancorp Del New            COM NEW		902973304	1187	43875 	SH 		SOLE		   43875
Union Pacific Corp               COM		907818108	136	1288 	SH 		SOLE		   1288
Vodafone Group Plc ADR   SPONS ADR NEW		92857W209	211	7542 	SH 		SOLE		   7542
Wal-Mart Stores Inc              COM		931142103	2806	46952 	SH 		SOLE		   46952
Walgreen Co                      COM 		931422109	2010	60797 	SH 		SOLE		   60797
Xilinx Inc                       COM		983919101	690	21525 	SH 		SOLE		   21525